Commitments and Contingencies - Litigation, Long-term Liabilities for Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies
Uncertain tax positions	¥ 15,497	¥ 18,598	¥ 20,333	¥ 28,330